Temporary Capital and (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 TradingDays $ / shares shares	Jun. 30, 2021 TradingDays $ / shares shares	Jun. 30, 2020 $ / shares shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	325,000,000	325,000,000	325,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	234,953,286	234,953,286	249,418,545
Common Stock, Shares, Outstanding	234,953,286	234,953,286	249,418,545
Common Stock, Voting Rights	1 vote per share	1 vote per share
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000	1,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, stated value | $ / shares	$ 10	$ 10
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Preferred stock, voting right	Series A Preferred Stock shall have the number of votes, in the aggregate, equal to 51% of all votes entitled to be voted at any stockholder meeting.	Series A Preferred Stock shall have the number of votes, in the aggregate, equal to 51% of all votes entitled to be voted at any stockholder meeting.
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	25,000	25,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, stated value | $ / shares	$ 1,000	$ 1,000
Preferred stock, shares issued	14,950	14,000
Preferred stock, shares outstanding	14,950	14,000
Preferred stock, voting right	These shares have no voting rights, dividends on these shares shall accrue at the rate of 5% of the stated value per share and liquidation rights are equal to the stated value per share	These shares have no voting rights, dividends on these shares shall accrue at the rate of 5% of the stated value per share and liquidation rights are equal to the stated value per share.
Preferred Stock, Dividend Rate, Percentage	5.00%	5.00%
Debt Conversion Converted Instrument Rate	0.90	0.90
Trading Days | TradingDays	10	10
Debt Conversion, Converted Instrument, Rate	4.99%	4.99%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,000	2,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, stated value | $ / shares	$ 1,000	$ 1,000
Preferred stock, shares issued	200	200
Preferred stock, shares outstanding	200	200
Preferred stock, voting right	These shares have no voting rights, dividends on these shares shall accrue at the rate of 10% of the stated value per share and liquidation rights are equal to the stated value per share.	These shares have no voting rights, dividends on these shares shall accrue at the rate of 10% of the stated value per share and liquidation rights are equal to the stated value per share.
Preferred Stock, Dividend Rate, Percentage	10.00%	10.00%
Debt Conversion Converted Instrument Rate	0.90	0.90
Trading Days | TradingDays	10	10
Debt Conversion, Converted Instrument, Rate	4.99%	4.99%